CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series D [Member]	Common Stock [Member]	Common Stock To Be Issued [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 1	$ 883	$ 642,740	$ 0	$ (1,000)	$ 44,602,052	$ 2,119,566	$ (1,137,902)	$ (46,555,334)	$ (328,994)
Beginning balance, shares at Dec. 31, 2022	100	88,235	6,427,395,360	0	100,000
Common stock issued for cash, net of fees			$ 53,167			2,034,634				2,087,801
Common stock issued for cash, net of fees, shares			531,671,500
Issuance of common stock for legal settlement			$ 29,700			1,960,200				1,989,900
Issuance of common stock for legal settlement, shares			297,000,000
Common Stock to be issued
Foreign currency adjustment								(462,345)		(462,345)
Net loss							(779,696)		(14,019,568)	(14,799,264)
Ending balance, value at Mar. 31, 2023	$ 1	$ 883	$ 725,608	$ 0	$ (1,000)	48,596,886	1,339,870	(1,600,247)	(60,574,902)	(11,512,902)
Ending balance, shares at Mar. 31, 2023	100	88,235	7,256,066,860	0	100,000
Beginning balance, value at Dec. 31, 2022	$ 1	$ 883	$ 642,740	$ 0	$ (1,000)	44,602,052	2,119,566	(1,137,902)	(46,555,334)	(328,994)
Beginning balance, shares at Dec. 31, 2022	100	88,235	6,427,395,360	0	100,000
Net loss										(19,915,940)
Ending balance, value at Sep. 30, 2023	$ 1	$ 883	$ 763,996	$ 0	$ (1,000)	49,538,461	1,297,589	(1,253,370)	(65,649,298)	(15,302,739)
Ending balance, shares at Sep. 30, 2023	100	88,235	7,639,945,289	0	100,000
Beginning balance, value at Mar. 31, 2023	$ 1	$ 883	$ 725,608	$ 0	$ (1,000)	48,596,886	1,339,870	(1,600,247)	(60,574,902)	(11,512,902)
Beginning balance, shares at Mar. 31, 2023	100	88,235	7,256,066,860	0	100,000
Common stock issued for cash, net of fees			$ 20,384			517,465				537,849
Common stock issued for cash, net of fees, shares			203,842,371
Issuance of common stock for legal settlement
Common Stock to be issued
Foreign currency adjustment								(395,508)		(395,508)
Net loss							(30,997)		(4,087,099)	(4,118,096)
Ending balance, value at Jun. 30, 2023	$ 1	$ 883	$ 745,992	$ 0	$ (1,000)	49,114,351	1,308,873	(1,995,755)	(64,662,001)	(15,488,656)
Ending balance, shares at Jun. 30, 2023	100	88,235	7,459,909,231	0	100,000
Common stock issued for cash, net of fees			$ 18,004			424,110				442,114
Common stock issued for cash, net of fees, shares			180,036,058
Issuance of common stock for legal settlement
Common Stock to be issued
Foreign currency adjustment								742,383		742,383
Net loss							(11,284)		(987,293)	(998,577)
Ending balance, value at Sep. 30, 2023	$ 1	$ 883	$ 763,996	$ 0	$ (1,000)	49,538,461	1,297,589	(1,253,370)	(65,649,298)	(15,302,739)
Ending balance, shares at Sep. 30, 2023	100	88,235	7,639,945,289	0	100,000
Beginning balance, value at Dec. 31, 2023	$ 1	$ 883	$ 798,346	$ 205,000	$ (1,000)	49,733,618	1,217,410	(1,253,356)	(67,376,221)	(16,675,319)
Beginning balance, shares at Dec. 31, 2023	100	88,235	8,100,117,720	0	100,000
Common stock issued for cash, net of fees			$ 5,218			35,364				40,580
Common stock issued for cash, net of fees, shares			52,162,997
Issuance of common stock for legal settlement						100,000				100,000
Common Stock to be issued
Foreign currency adjustment
Net loss							(3,009)		(533,389)	(536,398)
Ending balance, value at Mar. 31, 2024	$ 1	$ 883	$ 803,564	$ 205,000	$ (1,000)	49,868,982	1,214,401	(1,253,356)	(67,909,610)	(17,071,136)
Ending balance, shares at Mar. 31, 2024	100	88,235	8,152,280,717	0	100,000
Beginning balance, value at Dec. 31, 2023	$ 1	$ 883	$ 798,346	$ 205,000	$ (1,000)	49,733,618	1,217,410	(1,253,356)	(67,376,221)	(16,675,319)
Beginning balance, shares at Dec. 31, 2023	100	88,235	8,100,117,720	0	100,000
Net loss										(3,540,148)
Ending balance, value at Sep. 30, 2024	$ 1	$ 883	$ 1,030,197	$ 5,555	$ (1,000)	50,853,864	1,211,812	(2,475,811)	(70,910,772)	(20,285,271)
Ending balance, shares at Sep. 30, 2024	100	88,235	10,301,957,534	55,555,556	100,000
Beginning balance, value at Mar. 31, 2024	$ 1	$ 883	$ 803,564	$ 205,000	$ (1,000)	49,868,982	1,214,401	(1,253,356)	(67,909,610)	(17,071,136)
Beginning balance, shares at Mar. 31, 2024	100	88,235	8,152,280,717	0	100,000
Common stock issued for cash						173,363				222,001
Common stock issued for cash, net of fees			$ 48,638
Common stock issued for cash, net of fees, shares			498,293,650
Issuance of common stock for conversion of convertible debt			$ 11,127			98,394				109,521
Issuance of common stock for conversion of convertible debt, shares			111,267,868
Common Stock to be issued
Common Stock to be issued, shares			166,666,666
Foreign currency adjustment
Net loss							(6,444)		(2,410,261)	(2,416,706)
Ending balance, value at Jun. 30, 2024	$ 1	$ 883	$ 863,328	$ 205,000	$ (1,000)	50,140,739	1,207,957	(1,253,356)	(70,319,873)	(19,156,322)
Ending balance, shares at Jun. 30, 2024	100	88,235	8,928,508,901	0	100,000
Common stock issued for cash						30,618				36,173
Common stock issued for cash, net of fees			$ 166,689			477,507				644,376
Common stock issued for cash, net of fees, shares			1,373,448,633
Issuance of common stock for conversion of convertible debt
Common Stock to be issued				(205,000)		205,000
Foreign currency adjustment								(1,222,455)		(1,222,455)
Common stock to be issued for cash				$ 5,555
Common stock to be issued for cash, shares				55,555,556
Net loss							3,855		(590,898)	(587,043)
Ending balance, value at Sep. 30, 2024	$ 1	$ 883	$ 1,030,197	$ 5,555	$ (1,000)	$ 50,853,864	$ 1,211,812	$ (2,475,811)	$ (70,910,772)	$ (20,285,271)
Ending balance, shares at Sep. 30, 2024	100	88,235	10,301,957,534	55,555,556	100,000